General (Narrative) (Details) (USD $)	1 Months Ended	12 Months Ended					9 Months Ended		12 Months Ended			1 Months Ended	0 Months Ended	3 Months Ended			0 Months Ended		0 Months Ended		0 Months Ended	3 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended
	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Federmann Group [Member]	Dec. 15, 2010 ESA [Member]	Sep. 30, 2011 Embraer Defesa [Member]	Sep. 30, 2011 AEL Sistemas S.A. [Member]	Dec. 31, 2011 Netcity [Member]	Dec. 31, 2010 Netcity [Member]	Feb. 24, 2009 ESLC [Member]	Mar. 30, 2011 Elisra [Member]	Apr. 07, 2009 Kinetics [Member]	Sep. 30, 2011 FV [Member]	Dec. 31, 2011 FV [Member]	Dec. 31, 2010 FV [Member]	Jun. 15, 2009 Mikal [Member]	Oct. 14, 2010 Mikal [Member]	Feb. 09, 2011 ITL [Member]	Oct. 14, 2010 ITL [Member]	Mar. 31, 2011 Elite [Member]	Jun. 30, 2011 C4 [Member]	Nov. 30, 2008 Azimuth [Member]	Dec. 01, 2010 Ares And Periscopio [Member]	Nov. 19, 2009 BVR [Member]	Oct. 14, 2010 Soltam And Saymar [Member]	Nov. 30, 2011 UAS Dynamics LLC [Member] ESA [Member]
Business Acquisition [Line Items]
Ownership percentage	50.00%	50.00%			45.75%		51.00%																				50.00%
Ownership percentage, common stock															$ 55.5					$ 87.85						$ 100
Ownership percentage in subsidiaries							25.00%	49.00%	40.00%			30.00%						19.00%
Acquisition date												March 30, 2011					June 15, 2009		February 9, 2011		April 1, 2011	June 30, 2011	November 2008	December 1, 2010	November 19, 2009
Amount of export authorization to supply systems to foreign customers	90,000,000
Operating expenses	72,800,000	616,350,000	590,517,000	587,026,000
Operating expenses, net of taxes	62,000,000
Additions to equity method investments									8,100,000	2,700,000
Business acquisition purchase price						85,000					16,000,000										8,200,000	10,900,000	50,000,000	38,000,000	35,000,000	80,500,000
Acquisition-date fair value, equity												67,500,000							5,900,000
Acquisition-date equity percentage																							81.00%
Subsidiary investment							3,400,000
Business acquisition purchase price, per share																			$ 3.4
Business acquisition percentage	20.00%	20.00%																	87.85%				19.00%
Purchase price contingent consideration																						6,900,000				10,200,000
Cash paid for acquisition													110,250,000										41,500,000
Equity interest in acquiree, fair value																							8,500,000
Business combination remeasurement gain																							4,756,000
Acquisition gain included in other income, net																							1,600,000
Business acquisition description													On April 7, 2009, the Company completed the purchase of the additional shares of its previously 51%-owned subsidiary Kinetics Ltd. ("Kinetics"). Elbit Systems purchased the remaining 49% of the shares from Kinetics' non-controlling shareholdersfor a purchase price of $110,250. As this was an equity transaction between the parent and Kinetics' non-controlling shareholders, the Company reduced its shareholders' equity for the excess costs over book value related to minority interest in Kinetics (which amounted to approximately $43,000), as required in accordance with ASC 810, "Consolidation".
Loan provided to subsidiary																	18,000,000
Impairment loss		15,977,000	1,284,000	3,017,000										16,000,000
Impairment loss related to non-controlling interest														6,500,000
Net impairment loss														9,500,000
Net assets															1,748,000	14,727,000
Reduction in shareholders' equity due to excess of costs over book value of minority interest													$ 43,000,000